Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 11, 2021
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
CIK	dei_EntityCentralIndexKey	0001667919
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 12, 2021
Effective Date	dei_DocumentEffectiveDate	Feb. 12, 2021
Prospectus Date	rr_ProspectusDate	Feb. 12, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A